RISK MANAGEMENT (Details 9) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Risk Management [Line Items]
Debt instruments held	$ 173,819,116	$ 160,468,094
Normal Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	137,163,996	140,558,163
Acceptable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	19,225,526	9,189,969
Appreciable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	5,200,350	3,844,704
Significant Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	4,032	4,456,958
Unrecoverable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	12,225,212	2,418,300
Financial assets neither past due nor impaired [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		145,540,243
Financial assets neither past due nor impaired [member] | Normal Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		139,543,463
Financial assets neither past due nor impaired [member] | Acceptable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		5,986,958
Financial assets neither past due nor impaired [member] | Appreciable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		9,770
Financial assets neither past due nor impaired [member] | Significant Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		0
Financial assets neither past due nor impaired [member] | Unrecoverable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		52
Financial assets past due but not impaired [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		1,490,761
Financial assets past due but not impaired [member] | Normal Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		224,259
Financial assets past due but not impaired [member] | Acceptable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		1,265,787
Financial assets past due but not impaired [member] | Appreciable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		715
Financial assets past due but not impaired [member] | Significant Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		0
Financial assets past due but not impaired [member] | Unrecoverable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		0
Financial assets impaired [member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		7,297,653
Financial assets impaired [member] | Normal Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		783,333
Financial assets impaired [member] | Acceptable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		1,848,716
Financial assets impaired [member] | Appreciable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		2,932,948
Financial assets impaired [member] | Significant Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		1,167,928
Financial assets impaired [member] | Unrecoverable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		564,728
Financial Assets Past Due And Impaired [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		6,139,437
Financial Assets Past Due And Impaired [Member] | Normal Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		7,108
Financial Assets Past Due And Impaired [Member] | Acceptable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		88,508
Financial Assets Past Due And Impaired [Member] | Appreciable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		901,271
Financial Assets Past Due And Impaired [Member] | Significant Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		3,289,030
Financial Assets Past Due And Impaired [Member] | Unrecoverable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held		$ 1,853,520
Stage 1
Disclosure Of Risk Management [Line Items]
Debt instruments held	153,894,099
Stage 1 | Normal Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	135,000,193
Stage 1 | Acceptable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	16,752,640
Stage 1 | Appreciable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	2,141,266
Stage 1 | Significant Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	0
Stage 1 | Unrecoverable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	0
Stage 2
Disclosure Of Risk Management [Line Items]
Debt instruments held	7,606,262
Stage 2 | Normal Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	2,058,010
Stage 2 | Acceptable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	2,472,886
Stage 2 | Appreciable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	3,059,084
Stage 2 | Significant Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	4,032
Stage 2 | Unrecoverable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	12,250
Stage 3
Disclosure Of Risk Management [Line Items]
Debt instruments held	12,212,962
Stage 3 | Normal Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	0
Stage 3 | Acceptable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	0
Stage 3 | Appreciable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	0
Stage 3 | Significant Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	0
Stage 3 | Unrecoverable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	12,212,962
Simplified methodology
Disclosure Of Risk Management [Line Items]
Debt instruments held	105,793
Simplified methodology | Normal Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	105,793
Simplified methodology | Acceptable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	0
Simplified methodology | Appreciable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	0
Simplified methodology | Significant Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	0
Simplified methodology | Unrecoverable Risk [Member]
Disclosure Of Risk Management [Line Items]
Debt instruments held	$ 0